Long-Term Notes Payable, Net (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest expense	$ 0	$ 208,305	$ 112,450	$ 458,152	$ 681,335	$ 370,210	$ 2,658,927
Accrued interest					657,092	673,975	657,092
Percentage of difference subsequent to conversion of fair value of notes			10.00%
Discount on notes payable	0		0		4,592	65,173	4,592
Discount amortization	$ 0	$ 21,030	$ 4,592	$ 55,843	$ 60,581	$ 363,858	$ 1,648,452